Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(CHF in thousands)	Leasehold improvements	Trade tools	Production tools	Other	Total

Cost at January 1, 2020	2,713	4,365	4,879	2,851	14,808
Additions	4,101	2,324	2,913	1,647	10,986
Currency Translation	(161)	(129)	—	(63)	(354)
Cost at December 31, 2020	6,652	6,561	7,792	4,435	25,440
Additions	14,296	2,785	4,104	3,455	24,639
Disposals	52	(1,946)	—	(89)	(1,983)
Currency Translation	(123)	(81)	—	(42)	(246)
Cost at December 31, 2021	20,877	7,319	11,896	7,758	47,850
Accumulated Depreciation at January 1, 2020	(440)	(949)	(2,033)	(756)	(4,177)

Depreciation	(311)	(1,842)	(1,453)	(706)	(4,312)
Currency Translation	4	35	—	14	53
Accumulated Depreciation at December 31, 2020	(747)	(2,755)	(3,486)	(1,448)	(8,436)
Depreciation	(1,095)	(2,721)	(2,100)	(1,147)	(7,063)
Disposals	(52)	1,946	—	87	1,981
Currency Translation	15	43	—	9	67
Accumulated Depreciation at December 31, 2021	(1,879)	(3,488)	(5,586)	(2,498)	(13,451)
Net Value
at January 1, 2020	2,273	3,417	2,846	2,095	10,631
at December 31, 2020	5,905	3,806	4,306	2,987	17,004
at December 31, 2021	18,998	3,832	6,310	5,259	34,399